Related Party Transactions and Balances, Leased Out Vacant Premises to CBG (Detail) (China Branding Company Limited, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Other receivable	$ 168,303	$ 21,850
Lease income
Related Party Transaction [Line Items]
Related party transaction	97,635	0	0
Service income
Related Party Transaction [Line Items]
Related party transaction	$ 48,818	$ 0	$ 0